Fees Summary	Aug. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 999,174,000.00
Previously Paid Amount	0.00
Total Fee Amount	152,973.54
Total Offset Amount	0.00
Net Fee	152,973.54
Narrative - Max Aggregate Offering Price	$ 999,174,000.00
Final Prospectus	true